[redacted]

05046518

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 5, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: (☐ check if this is an amendment and name has changed, and indicate change).
USA Briar Forest Crossing, LP

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☒ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

SEC RECEIVED MAR 07 2005 WASH. D.C. 179 SECTION PROCESSING

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer: (☐ check if this is an amendment and name has changed, and indicate change.)
USA Briar Forest Crossing, LP

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
111 Corporate Drive, Suite 210, Ladera Ranch, California 92694	(877) 872-1031
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
(a) Acquire Briar Forest Crossing, a four story office building and attached two-level parking garage in the Westchase District of Houston, Texas (the "Property"), (b) offer and sell undivided tenant-in-common interests in the Property, (c) offer and sell its class A units of limited partnership interest (d) own, hold, operate manage and ultimately dispose of any tenant-in-common interests that remain unsold.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
MAR 09 2005
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 1 2 Year 2 7 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) T X

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

USA Briar Forest Crossing GP, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

111 Corporate Drive, Suite 210, Ladera Ranch, California 92694

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director (Manager) ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

H. Michael Schwartz

Business or Residence Address (Number and Street, City, State, Zip Code)

111 Corporate Drive, Suite 210, Ladera Ranch, California 92694

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

U.S. Commercial LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

Five Financial Plaza, Suite 105, Napa, California 94558

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director (Manager) ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

U.S. Advisor, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

Five Financial Plaza, Suite 105, Napa, California 94558

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,320*

***Issuer reserves the right to waive the minimum purchase requirement.**

3. Does the offering permit joint ownership of a single unit? Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only

Full Name (Last name first, if individual)

Steven L. Falk Associates, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

P.O. Box 245, 150 Morris Avenue, 1st Floor, Springfield, NJ 07081

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Omni Brokerage, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

10542 S. Jordan Gateway, Suite 330, South Jordan, UT 84095

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Brookstreet Securities Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)

2361 Campus Drive, Suite 210, Irvine, CA 92612

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

ATTACHMENT TO FORM D
FOR
USA BRIAR FOREST CROSSING, LP

Section B., Question 4

Full Name (Last name first, if individual)

Sigma Financial Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)

4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Direct Capital Securities, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

1334 Third St. Prominade, Suite 2, Santa Monica, CA 90401

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Whitehall-Parker Securities, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

477 Pacific Avenue, 2nd Floor, San Francisco, CA 94133

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

ATTACHMENT TO FORM D
FOR
USA BRIAR FOREST CROSSING, LP

Section B., Question 4

Full Name (Last name first, if individual)

Gunnallen Financial, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

1715 N. Westshore Blvd., 7th Floor, Tampa, FL 33607

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Okoboji Financial Services, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

1019 Highway 71 South, Okoboji, IA 51355

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Questar Capital Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)

655 Fairfield Court, Suite 200, Ann Arbor, MI 48108

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ N/A	$ N/A
Equity	$ N/A	$ N/A
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ N/A	$ N/A
Partnership Interests	$ *	$ 367,140
Other (Specify: tenant-in-common interests in the Property* (SEE ATTACHED PAGE)	$ 5,064,000*	$ 4,696,860
Total	$ 5,064,000	$ 5,064,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollars Amount of Purchases
Accredited Investors	26	$ 5,064,000
Non-accredited Investors	N/A	$ N/A
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0.00
Printing and Engraving Costs	☒	$ 8,000
Legal Fees	☒	$ 75,000
Accounting Fees	☒	$ 2,000
Engineering Fees	☐	$ 0.00
Sales Commissions (specify finders' fees separately)	☒	$ 405,120
Other Expenses (identify): offering and organizational expenses	☒	$ 119,880
Total	☒	$ 610,000

ATTACHMENT TO FORM D
FOR
USA BRIAR FOREST CROSSING, LP

Section C., Question 1

USA Briar Forest Crossing, LP (the "Partnership") is acquiring Briar Forest Crossing, a four story office building and attached two-level parking garage in the Westchase District of Houston, Texas (the "Property"). The Partnership is offering tenant-in-common interests in the Property ("Interests"). Interests not sold will be retained by the Partnership and will constitute the Partnership's principal asset. Depending on the Interests sold in the tenant-in-common offering, it is anticipated that the Partnership will own no more than a 10% Interest which it will finance through a separate but concurrent offering of its class A units (the "Units") of limited partnership interests. The aggregate offering price of both the Interests and the Units will total $5,064,000.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 4,454,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b. above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☒	$ 308,996	☒	$ 72,100
Purchase of real estate	☐	$ 0	☒	$ 3,399,875
Purchase, rental or leasing and installation of machinery and equipment	☐	$ 0	☐	$ 0
Construction or leasing of plant buildings and facilities	☐	$ 0	☐	$ 0
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$ 0	☐	$ 0
Repayment of indebtedness	☐	$ 0	☐	$ 0
Working capital (reserves)	☐	$ 0	☒	$ 600,000
Other (specify): (a) closing and carrying cost.	☐	$ 0	☒	$ 73,029
(b)	☐	$ 0	☐	$ 0
Column Totals	☒	$ 308,996	☒	$ 4,145,004
Total Payments Listed (column totals added)			☒	$ 4,454,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph b(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
USA Briar Forest Crossing, LP		3/4/05
Name of Signer (Printer or Type)	Title of Signer (Print or Type)	
H. Michael Schwartz	President, USA Briar Forest Crossing GP, LLC, General Partner of Issuer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
USA Briar Forest Crossing, LP	[signature]	3/4/05
Name of Signer (Printer or Type)	**Title of Signer (Print or Type)**	
H. Michael Schwartz	President, USA Briar Forest Crossing GP, LLC, General Partner of Issuer	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B – Item 1)		Type of security and aggregate offering price offered in state (Part C - Item 1)	Type of investor and amount purchased in State (Part C - Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA		X	Tenant-in Common Interest (or Partnership Interest), $5,064,000 aggregate	16	$3,051,060	0	N/A		N/A
CO									
CT									
DE									
DC									
FL		X	Tenant-in Common Interest (or Partnership Interest), $5,064,000 aggregate	4	$898,860	0	N/A		N/A
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN		X	Tenant-in Common Interest (or Partnership Interest), $5,064,000 aggregate	1	$37,980	0	N/A		N/A
MS									
MO									
MT									
NE									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B – Item 1)		Type of security and aggregate offering price offered in state (Part C - Item 1)	Type of investor and amount purchased in State (Part C - Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
NV									
NH									
NJ									
NM									
NY		X	Tenant-in Common Interest (or Partnership Interest), $5,064,000 aggregate	2	$379,800	0	N/A		N/A
NC									
ND									
OH		X	Tenant-in Common Interest (or Partnership Interest), $5,064,000 aggregate	1	$493,740	0	N/A		N/A
OK									
OR									
PA									
RI									
SC									
SD		X	Tenant-in Common Interest (or Partnership Interest), $5,064,000 aggregate	2	$202,560	0	N/A		N/A
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									